Document and Entity Information	Sep. 24, 2026
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 24, 2026
Entity File Number	001-36228
Entity Registrant Name	Navient Corporation
Entity Central Index Key	0001593538
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-4054283
Entity Address, Address Line One	13865 Sunrise Valley Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	302
Local Phone Number	283-8000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
6% Senior Notes due December 15, 2043 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	None
Security Exchange Name	NASDAQ